Expected credit loss measurement - Credit loss expense / (release) (Detail) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	$ 95	$ 106	$ 623	$ 201	$ 662
Global Wealth Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	(1)	(3)	149	(4)	164
Personal & Corporate Banking
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	103	44	221	146	237
Asset Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	0	0	1	0	1
Investment Bank
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	(6)	32	132	26	139
Non-core and Legacy
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	(1)	36	119	35	119
Group Items
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	0	(2)	2	$ (2)	$ 2
Stages 1 and 2
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	(22)	(45)	537
Stages 1 and 2 | Global Wealth Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	(13)	(12)	134
Stages 1 and 2 | Personal & Corporate Banking
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	(15)	(13)	193
Stages 1 and 2 | Asset Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	0	0	1
Stages 1 and 2 | Investment Bank
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	7	7	134
Stages 1 and 2 | Non-core and Legacy
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	(1)	(26)	74
Stages 1 and 2 | Group Items
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	0	(2)	2
Lifetime expected credit losses | Stage 3
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	132	133	77
Lifetime expected credit losses | Stage 3 | Global Wealth Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	12	7	9
Lifetime expected credit losses | Stage 3 | Personal & Corporate Banking
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	132	64	28
Lifetime expected credit losses | Stage 3 | Asset Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	0	0	0
Lifetime expected credit losses | Stage 3 | Investment Bank
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	(14)	26	(4)
Lifetime expected credit losses | Stage 3 | Non-core and Legacy
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	3	37	44
Lifetime expected credit losses | Stage 3 | Group Items
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	0	0	0
Lifetime expected credit losses | Purchased
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	(15)	18	8
Lifetime expected credit losses | Purchased | Global Wealth Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	0	2	7
Lifetime expected credit losses | Purchased | Personal & Corporate Banking
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	(14)	(7)	0
Lifetime expected credit losses | Purchased | Asset Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	0	0	0
Lifetime expected credit losses | Purchased | Investment Bank
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	1	(1)	1
Lifetime expected credit losses | Purchased | Non-core and Legacy
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	(2)	25	0
Lifetime expected credit losses | Purchased | Group Items
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	$ 0	$ 0	$ 0